NOTE 1. - BASIS OF PRESENTATION (Scenario, Actual [Member])	6 Months Ended
Jan. 31, 2013
Scenario, Actual [Member]
Business Description and Basis of Presentation [Text Block]

NOTE 1. – BASIS OF PRESENTATION

The accompanying unaudited interim financial statements of Santo Mining Corp. (“Santo Mining” or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”), and should be read in conjunction with the audited financial statements and notes thereto contained in Santo Mining’s Annual Report filed with the SEC on Form 10-K for the year ended July 31, 2012. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which substantially duplicate the disclosure contained in the audited financial statements for fiscal 2012 as reported in the Form 10-K have been omitted.